Goodwill (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance, beginning of year	$ 13,112,000,000	$ 12,184,000,000
Disposition of FortisTCI (Note 21)	(50,000,000)	0
Foreign currency translation impacts	(535,000,000)	928,000,000
Balance, end of year	12,527,000,000	13,112,000,000
Goodwill impairment loss	$ 0	$ 0